Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes
16.	Income taxes

(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Company was not subject to Hong Kong profit tax for the years ended December 31, 2021, 2022 and 2023 as it did not have assessable profit for any period presented. Dividends income received from Liandu WFOE is not subject to Hong Kong profits tax.

(c)	British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

(d)	Mainland

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

According to the Article 14 of Guofa 2016 No. 81 released by the State Council non-profit private schools are eligible to enjoy the same preferential tax treatment as public schools. As a result, non-profit private schools providing academic qualification education are eligible to enjoy income tax exemption treatment. Qingtian International School has been granted corporate income tax exemption from relevant local tax authorities until December 31, 2021. Starting from January 1, 2022, Qingtian International School was subject to EIT at a uniform rate of 25%. Starting from June 25, 2023, Lishui International School was subject to EIT at a uniform rate of 25%.

According to the Financial management system scheme of Lishui Development Zone (Park), Lishui Xianke is eligible to enjoy 40% income tax reduction treatment, subjecting to the PRC income tax at the rate of 15%.

According to Taxation [2019] No. 13 which was effective from January 1, 2019 to December 31, 2021, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 2.5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million in 2021. According to Taxation [2022] No. 13 which was effective from January 1, 2022 to December 31, 2024, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 2.5% on its taxable income below RMB1 million and another preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million in 2022. According to Taxation [2023] No. 6 which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million. For the years ended December 31, 2021, 2022 and 2023, Changmei Weiye, Hainan Jiangcai, Hebei Chuangxiang and Langfang school were qualified as small-scale and low profit enterprise.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Composition of income tax expense

	For the years ended December 31,
	2021	2022	2023
Current	762,067	58,664	216,120
Deferred	(91,091)	(10,273)	2,903,456
Total income tax expenses	670,976	48,391	3,119,576

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2021	2022	2023
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	28.1%	6.0%	0.3%
Effect of non-taxable gain (1)	(381.2)%	-	-
Effect of non-taxable loss (2)	-	47.7%	5.6%
Effect of favorable tax rates on small-scale and low-profit entities	-	(5.3)%	(0.9)%
Change of valuation allowance	401.0%	(22.8)%	23.0%
Effective tax rate	72.9%	50.5%	53.1%

（1）	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.

（2）	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.

Deferred tax assets

The significant components of the deferred tax assets are summarized below:

	As of December 31,
	2022	2023
Deferred tax assets:
Net operating loss carry-forwards	4,340,076	7,872,413
Allowance of doubtful accounts	-	16,284,573
Less: valuation allowance	(1,436,620)	(24,156,986)
Net deferred tax assets	2,903,456	-

As of December 31, 2022 and 2023, the Group had net operating loss carryforwards of approximately RMB26,026,356 and RMB96,584,149, respectively, which arose from the Group’s subsidiaries, VIE and the VIEs’ subsidiaries established in the PRC. As of December 31, 2022 and 2023, deferred tax assets from the net operating loss carryforwards amounted to RMB4,340,076 and RMB7,872,413, respectively.

As private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, some of the Group’s subsidiaries and Lishui Mengxiang VIE were confronted with the adjustment of business. Thus, the Group considered it more likely than not that those subsidiaries and Lishui Mengxiang VIE could not generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will not be utilized in the future. As of December 31, 2022 and 2023, the Group provided valuation allowance of RMB1,436,620 and RMB24,156,986, respectively.

The movement of valuation allowance is as follows:

	As of December 31,
	2022	2023
Balance at beginning of the year	3,688,042	1,436,620
Acquisition of subsidiaries	2,689	-
Disposal of a subsidiary	-	(389,311)
Additions	433,412	23,533,326
Decrease	(2,687,523)	(423,649)
Balance at end of the year	1,436,620	24,156,986

As of December 31, 2023, the net operating loss carryforwards will expire, if unused, as follows:

Net operating loss carryforwards
2024	8,859,516
2025	2,348,849
2026	2,693,455
2027	1,013,604
2028	81,668,725
Total	96,584,149